Organization and Description of Business	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

Note 1 - Organization and Description of Business

Rubber Leaf Limited (“RLHK”) was established on September 22, 2025 in Hong Kong and is located in Room 2109, 21/F C C WU BLDG 302-308 HENNESSY, ROAD, WANCHAI, HONG KONG. It is engaged in the import and export trade, and sales of synthetic rubber, rubber compound, car window seals, auto parts, etc. of integrated group companies. It assumes all its principal orders, customer contracts and supply arrangements formerly associated with RLSP.

Our Former PRC Subsidiary, Rubber Leaf Sealing Products (Zhejiang) Co., Ltd. (the “RLSP”) was established in July 8, 2019 and disposed from the Company on November 20, 2025. It was engaged in the import and export trade, production and sales of synthetic rubber, rubber compound, car window seals, auto parts, etc. of integrated group companies. It has an integrated machinery production plant on PRC. RLSP, a well-known auto parts enterprise, was a first-tier supplier of well-known auto brands such as Dongfeng Motor and French Renault. RLSP had a registered capital of $20 million US dollars to be injected and was a wholly owned by foreign investment. RLSP was disposed from the Company through a Share Purchase Agreement with Shanghai Yongliansen Import and Export Trading Co., Ltd. (“Yongliansen”) on November 20, 2025. Pursuant to the Agreement, Company sold all its then equity interests in RLSP to Yongliansen. RLSP is no longer part of the Company’s operating entity and the Company’s primary operations will be conducted through its wholly-owned Hong Kong subsidiary, Rubber Leaf Limited;

Rubber Leaf Inc (the “Company” or “RLI”) was incorporated under the law of the State of Nevada on May 18, 2021 by Ms. Xingxiu Hua, was the sole shareholder of RLSP until November 20, 2025. On May 27, 2021, the Company entered a share exchange agreement with Ms. Hua, pursuant to which, the Company issued 40,000,000 shares of common stock to exchange for all of RLSP’s shares. No change of control of RLSP was resulted from the execution of the share exchange agreement.